Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Global Small Cap
Issuer	Ortho Clinical Diagnostics Holdings Plc
Ticker/Sedol	OCDX (99080X0A1)
Principal Amount (US$)	$1,292,000,000
Principal Amount (Foreign$)	NA
Amount Purchased (US$)	$341,683
Amount Purchased (Foreign$)	NA
Trade Date	01/28/2021
Price (US$)	$17.00
Price-Foreign	NA
Underwriter	JP Morgan Securities
Other Syndicate Members:
BANK OF AMERICA MERRILL
BARCLAYS CAPITAL
CITIGROUP CAPITAL MARKETS
CREDIT SUISSE
DREXEL HAMILTON, LLC
GOLDMAN SACHS
ING
INSTINET-OVER THE COUNTER
INSTINET HOLDINGS
EVERCORE ISI
MACQUARIE SECURITIES
MORGAN STANLEY
SIEBERT WILLIAMS SHANK
NOMURA SECURITIES
PIPER SANDLER & CO
SAMUEL RAMIREZ & CO INC
UBS WARBURG
TCG BDC Inc
HC WAINWRIGHT

Underwriting Spread	4.00%
Currency	USD

Fund	Global Small Cap
Issuer	Appier Group Inc.
Ticker/Sedol	4180.T (BMH40Q4)
Principal Amount (US$)	$273,763,897
Principal Amount (Foreign$)	JPY 29,811,520,000
Amount Purchased (US$)	$102,851.37
Amount Purchased (Foreign$)	JPY 11,200,000
Trade Date	3/22/2021
Price (US$)	$14.69
Price-Foreign	JPY 1,600
Underwriter	Mizuho
Other Syndicate Members:	SMBC Nikko, BofA Securities, UBS AG, Merrill Lynch International, Nomura Securities, Rakuten Securities, SBI Securities, UBS Securities Ltd
Underwriting Spread	7.00%
Currency	JPY

Fund	Global Small Cap
Issuer	Sterling Check Corp
Ticker/Sedol	STER (85917T109)
Principal Amount (US$)	$328,670,000
Principal Amount (Foreign$)	NA
Amount Purchased (US$)	$192,395
Amount Purchased (Foreign$)	NA
Trade Date	9/23/2021
Price (US$)	$23.00
Price-Foreign	NA
Underwriter	Godman Sachs
Other Syndicate Members:	J.P. Morgan Morgan Stanley Baird William Blair KeyBanc Capital Markets Nomura Stifel
Underwriting Spread	6.25%
Currency	USD

Fund	Global Small Cap
Issuer	Fluence Energy Inc
Ticker/Sedol	FLNC (34379V103)
Principal Amount (US$)	$868,000,000
Principal Amount (Foreign$)	NA
Amount Purchased (US$)	$119,672
Amount Purchased (Foreign$)	NA
Trade Date	10/28/2021
Price (US$)	$28.00
Price-Foreign	NA
Underwriter	Morgan Stanley
Other Syndicate Members:
JP Morgan
Barclays Capital
BofA Securities
Citigroup Global Markets Inc
Credit Suisse
Evercore ISI
HSBC Securities
UBS Investment Bank
Nomura Securities International
Penserra Securities LLC
RBC Capital Markets
Raymond James & Associates
Robert W Baird & Co
Seaport Global
Siebert Williams Shank & Co

Underwriting Spread	3.42%
Currency	USD

Fund	Global Small Cap
Issuer	Remitly Global Inc
Ticker/Sedol	RELY (75960P104)
Principal Amount (US$)	$522,880,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$121,002
Amount Purchased (Foreign$)	N/A
Trade Date	9/23/2021
Price (US$)	$43.00
Price-Foreign	N/A
Underwriter	Goldman Sachs & Co
Other Syndicate Members:	J.P. Morgan Securities, Barclays Capital Inc, Citigroup Global Markets Inc, William Blair & Company, JMP Securities, Keybanc Capital Markets, Nomura Securities International
Underwriting Spread	5.50%
Currency	USD